[Federal Life Insurance Company (Mutual) Letterhead]

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A File Nos.: 333-147464; 811-02570 CIK: 0000034867 Rule 30b2-1 Filing

Dear Sir or Madam:

We have included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 24, 2012.

Very truly yours,

/s/ William S. Austin
William S. Austin

President and Chief Operating Officer Federal Life Insurance Company (Mutual)

Federal Life Variable Annuity Account A

Annual Report

December 31, 2011

Annual Report of

Federal Life Variable Annuity Account A

prepared and provided by:

Federal Life Insurance Company (Mutual)

3750 West Deerfield Road

Riverwoods, IL 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A

Annual Report

December 31, 2011

Contents

Statement of Assets and Liabilities	1-2

Statements of Operations and Changes in Net Assets	3-6

Notes to Financial Statements	7-17

Report of Independent Registered Public Accounting Firm	18-19

Report of Independent Registered Public Accounting Firm on Internal Controls Required by the SEC under Form N-SAR	20-21

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities

December 31, 2011

ASSETS

Investments at Fair Value (note B)

Vanguard Wellesley Income Fund
25,198.812	admiral class non-qualified shares (cost $885,788) @	$55.56	$1,400,046

Vanguard Long-Term Corporate Fund
19.169	investor class qualified shares (cost $727) @	$10.29	197
72,989.986	admiral class non-qualified shares (cost $684,776) @	$10.29	751,067

Vanguard Windsor Fund
29,923.118	admiral class qualified shares (cost $1,030,014) @	$43.07	1,288,789
224,252.620	admiral class non-qualified shares (cost $9,044,867) @	$43.07	9,658,560

Vanguard Wellington Fund
1,826.319	investor class qualified shares (cost $39,692) @	$31.34	57,237
56,386.439	admiral class non-qualified shares (cost $2,335,662) @	$54.13	3,052,198

Vanguard Morgan Growth Fund
1,806.509	admiral class qualified shares (cost $57,259) @	$54.16	97,841
21,277.323	admiral class non-qualified shares (cost $837,724) @	$54.16	1,152,380

Vanguard Prime Money Market Fund
50,537.240	investor class qualified shares (cost $50,537) @	$1.00	50,537
1,638,574.480	investor class non-qualified shares (cost $1,638,574) @	$1.00	1,638,574

TOTAL ASSETS			19,147,426

LIABILITIES

Accrued Expenses (note C)			881
Funds Held for Federal Life Insurance Company (Mutual)			54,023

TOTAL LIABILITIES			54,904

NET ASSETS			$19,092,522

See notes to financial statements

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities (continued)

December 31, 2011

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

Vanguard Wellesley Income Fund
58,762.962	admiral class non-qualified accumulation units @	$23.679999	$1,391,507

Vanguard Long-Term Corporate Fund
10.197	investor class qualified accumulation units @	$15.915032	162
46,446.483	admiral class non-qualified accumulation units @	$16.211065	752,947

Vanguard Windsor Fund
21,683.034	admiral class qualified accumulation units @	$40.764153	883,891
	reserve for payout annuity		395,845
338,484.401	admiral class non-qualified accumulation units @	$28.459432	9,633,074
	reserve for payout annuity		5,808

Vanguard Wellington Fund
1,895.109	investor class qualified accumulation units @	$30.148134	57,134
120,407.286	admiral class non-qualified accumulation units @	$25.261810	3,041,706

Vanguard Morgan Growth Fund
3,355.965	admiral class qualified accumulation units @	$28.890087	96,954
54,431.535	admiral class non-qualified accumulation units @	$21.161641	1,151,861

Vanguard Prime Money Market Fund
10,679.138	investor class qualified accumulation units @	$4.607758	49,207
354,277.822	investor class non-qualified accumulation units @	$4.607758	1,632,426

TOTAL NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS			$19,092,522

See notes to financial statements

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2011 and December 31, 2010

	Vanguard Wellesley Income Fund

	Investor Class Non-qualified 2011	Investor Class Non-qualified 2010
Income - Reinvested dividends	$50,289	$60,727
Expense - Mortality and expense	11,529	13,552

Net investment income	38,760	47,175
Net realized and unrealized gain on investments	77,720	98,914

Increase in net assets from operations	116,480	146,089
Net redemption payments disbursed	(233,809)	(326,625)

Decrease in net assets	(117,329)	(180,536)
Net Assets:
Beginning of year	1,508,836	1,689,372

End of year	$1,391,507	$1,508,836

	Vanguard Long-Term Corporate Fund

	Investor Class Qualified 2011	Investor Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Income - Reinvested dividends	$11	$9	$43,573	$47,976
Expense - Mortality and expense	0	0	5,857	7,050

Net investment income	11	9	37,716	40,926
Net realized and unrealized gain on investments	11	4	67,821	36,866

Increase in net assets from operations	22	13	105,537	77,792
Net redemption payments disbursed	0	0	0	(451,973)

Increase (decrease) in net assets	22	13	105,537	(374,181)
Net Assets:
Beginning of year	140	127	647,410	1,021,591

End of year	$162	$140	$752,947	$647,410

See notes to financial statements

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (continued)

For the Years Ended December 31, 2011 and December 31, 2010

	Vanguard Windsor Fund

	Admiral Class Qualified 2011	Admiral Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Income - Reinvested dividends	$25,781	$22,929	$166,598	$129,258
Expense - Mortality and expense	10,498	10,934	87,492	82,568

Net investment income	15,283	11,995	79,106	46,690
Net realized and unrealized (loss) gain on investments	(98,841)	228,052	(552,051)	1,263,955

(Decrease) increase in net assets from operations	(83,558)	240,047	(472,945)	1,310,645
Net redemption payments disbursed	(513,302)	(82,537)	(572,780)	(256,205)

(Decrease) increase in net assets	(596,860)	157,510	(1,045,725)	1,054,440
Net Assets:
Beginning of year	1,876,596	1,719,086	10,684,607	9,630,167

End of year	$1,279,736	$1,876,596	$9,638,882	$10,684,607

	Vanguard Wellington Fund

	Investor Class Qualified 2011	Investor Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Income - Reinvested dividends	$1,698	$1,496	$92,941	$90,022
Expense - Mortality and expense	481	439	25,795	25,952

Net investment income	1,217	1,057	67,146	64,070
Net realized and unrealized gain on investments	434	3,986	29,129	221,697

Increase in net assets from operations	1,651	5,043	96,275	285,767
Net redemption payments disbursed	0	0	(96,756)	(357,868)

Increase (decrease) in net assets	1,651	5,043	(481)	(72,101)
Net Assets:
Beginning of year	55,483	50,440	3,042,187	3,114,288

End of year	$57,134	$55,483	$3,041,706	$3,042,187

See notes to financial statements

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (continued)

For the Years Ended December 31, 2011 and December 31, 2010

	Vanguard Morgan Growth Fund

	Admiral Class Qualified 2011	Admiral Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Income - Reinvested dividends	$702	$651	$8,446	$6,623
Expense - Mortality and expense	859	747	10,347	7,650

Net investment loss	(157)	(96)	(1,901)	(1,027)
Net realized and unrealized (loss) gain on investments	(3,075)	15,285	(42,387)	156,576

(Decrease) increase in net assets from operations	(3,232)	15,189	(44,288)	155,549
Net purchase payments received	0	0	170,169	0

(Decrease) increase in net assets	(3,232)	15,189	125,881	155,549
Net Assets:
Beginning of year	100,186	84,997	1,025,980	870,431

End of year	$96,954	$100,186	$1,151,861	$1,025,980

	Vanguard Prime Money Market Fund

	Investor Class Qualified 2011	Investor Class Qualified 2010	Investor Class Non-qualified 2011	Investor Class Non-qualified 2010
Income - Reinvested dividends	$31	$43	$747	$1,045
Expense - Mortality and expense	522	657	13,986	14,654

Net investment loss	(491)	(614)	(13,239)	(13,609)

Net realized gain on investments	37	0	32	0
Net redemption payments disbursed	(27,276)	(330)	(13,582)	(189,807)

Decrease in net assets	(27,730)	(939)	(26,789)	(203,421)
Net Assets:
Beginning of year	76,937	77,876	1,659,215	1,862,636

End of year	$49,207	$76,937	$1,632,426	$1,659,215

See notes to financial statements

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (continued)

For the Years Ended December 31, 2011 and December 31, 2010

	Federal Life Equity Portfolio

	2011	2010
Income - Reinvested dividends	$0	$144
Expense - Mortality and expense	0	0

Net investment income	0	144
Net realized and unrealized gain on investments	211	1,173

Increase in net assets from operations	211	1,317
Net redemption payments disbursed	(9,504)	0

(Decrease) increase in net assets	(9,293)	1,317
Net Assets:
Beginning of year	9,293	7,976

End of year	$0	$9,293

	Federal Life Fixed Income Portfolio

	2011	2010
Income - Reinvested dividends	$0	$98
Expense - Mortality and expense	0	0

Net investment income	0	98
Net realized and unrealized gain on investments	77	48

Increase in net assets from operations	77	146
Net redemption payments disbursed	(2,723)	0

(Decrease) increase in net assets	(2,646)	146
Net Assets:
Beginning of year	2,646	2,500

End of year	$0	$2,646

See notes to financial statements

Federal Life Variable Annuity Account A

Notes to Financial Statements

December 31, 2011

Note A - The Account

Federal Life Variable Annuity Account A (the “Account”) is a separate account of Federal Life Insurance Company (Mutual) (“Federal Life”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred in to the variable annuity account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Account evaluated the recognition and disclosure of subsequent events for its 2011 financial statements through February 22, 2012.

Note B - Investments

The net asset value of the investment in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.

The cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010 were as follows:

	2011		2010
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$—	$233,809	$50,000	$376,625
Vanguard Long-Term Corporate Fund	—	—	—	451,973
Vanguard Windsor Fund	—	1,086,082	—	338,742
Vanguard Wellington Fund	84,372	181,128	—	357,868
Vanguard Morgan Growth Fund	261,708	91,539	—	—
Vanguard Prime Money Market Fund	—	40,858	—	190,137
Federal Life Equity Portfolio	—	9,504	—	—
Federal Life Fixed Income Portfolio	—	2,723	—	—

	$346,080	$1,645,643	$50,000	$1,715,345

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note C - Mortality and Expense Assurances

Deductions of .00233% and .00137% per daily valuation period (annual basis of .85% and .50%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard and the Federal Life Portfolios, respectively. Expenses were not charged for the Federal Life Portfolios.

Note D - Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which under the Internal Revenue Code (the Code) is taxed as a “life insurance company”. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income, nor on the realized gain on the Account.

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note E - Changes in Units Outstanding

	Vanguard Wellesley Income Fund
	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Unit value, beginning of year	$21.76	$19.82
Unit value, end of year	$23.68	$21.76

Number of units outstanding, beginning of year	69,335.493	85,220.219
Net contract purchase payments	0.000	0.000
Withdrawals	(2,472.998)	(4,006.555)
Transfers between Account divisions, net	(8,099.533)	(11,878.171)

Number of units outstanding, end of year	58,762.962	69,335.493

	Vanguard Long-Term Corporate Fund
	Investor Class Qualified 2011	Investor Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Unit value, beginning of year	$13.70	$12.48	$13.94	$12.68
Unit value, end of year	$15.92	$13.70	$16.21	$13.94

Number of units outstanding, beginning of year	10.197	10.197	46,446.483	80,559.354
Net contract purchase payments	0.000	0.000	0.000	0.000
Withdrawals	0.000	0.000	0.000	(387.641)
Transfers between Account divisions, net	0.000	0.000	0.000	(33,725.230)

Number of units outstanding, end of year	10.197	10.197	46,446.483	46,446.483

	Vanguard Windsor Fund
	Admiral Class Qualified 2011	Admiral Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Unit value, beginning of year	$42.80	$37.57	$29.88	$26.23
Unit value, end of year	$40.76	$42.80	$28.46	$29.88

Number of units outstanding, beginning of year	33,362.071	34,474.679	357,334.639	366,937.110
Net contract purchase payments	0.000	0.000	0.000	0.000
Withdrawals	(11,415.775)	(1,112.608)	(18,850.238)	(9,602.471)
Transfers between Account divisions, net	(263.262)	0.000	0.000	0.000

Number of units outstanding, end of year	21,683.034	33,362.071	338,484.401	357,334.639

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note E - Changes in Units Outstanding (continued)

	Vanguard Wellington Fund
	Investor Class Qualified 2011	Investor Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Unit value, beginning of year	$29.28	$26.62	$24.51	$22.26
Unit value, end of year	$30.15	$29.28	$25.26	$24.51

Number of units outstanding, beginning of year	1,895.109	1,895.109	124,122.540	139,892.839
Net contract purchase payments	0.000	0.000	0.000	0.000
Withdrawals	0.000	0.000	(1,824.025)	(1,127.422)
Transfers between Account divisions, net	0.000	0.000	(1,891.229)	(14,642.877)

Number of units outstanding, end of year	1,895.109	1,895.109	120,407.286	124,122.540

	Vanguard Morgan Growth Fund
	Admiral Class Qualified 2011	Admiral Class Qualified 2010	Admiral Class Non-qualified 2011	Admiral Class Non-qualified 2010
Unit value, beginning of year	$29.85	$25.33	$21.87	$18.55
Unit value, end of year	$28.89	$29.85	$21.16	$21.87

Number of units outstanding, beginning of year	3,355.965	3,355.965	46,918.577	46,918.577
Net contract purchase payments	0.000	0.000	0.000	0.000
Withdrawals	0.000	0.000	(1,207.835)	0.000
Transfers between Account divisions, net	0.000	0.000	8,720.793	0.000

Number of units outstanding, end of year	3,355.965	3,355.965	54,431.535	46,918.577

	Vanguard Prime Money Market Fund
	Investor Class Qualified 2011	Investor Class Qualified 2010	Investor Class Non-qualified 2011	Investor Class Non-qualified 2010
Unit value, beginning of year	$4.64	$4.68	$4.64	$4.68
Unit value, end of year	$4.61	$4.64	$4.61	$4.64

Number of units outstanding, beginning of year	16,563.685	16,634.135	357,210.825	397,853.524
Net contract purchase payments	0.000	0.000	0.000	0.000
Withdrawals	(5,884.547)	(70.450)	0.000	(10,808.118)
Transfers between Account divisions, net	0.000	0.000	(2,933.003)	(29,834.581)

Number of units outstanding, end of year	10,679.138	16,563.685	354,277.822	357,210.825

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note E - Changes in Units Outstanding (continued)

	Federal Life Equity Portfolio
	2011	2010
Unit value, beginning of year	$12.53	$10.76
Unit value, end of year	$0.00	$12.53

Number of units outstanding, beginning of year	741.469	741.469
Net contract purchase payments	0.000	0.000
Withdrawals	(741.469)	0.000
Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	0.000	741.469

	Federal Life Fixed Income Portfolio
	2011	2010
Unit value, beginning of year	$10.57	$9.99
Unit value, end of year	$0.00	$10.57

Number of units outstanding, beginning of year	250.271	250.271
Net contract purchase payments	0.000	0.000
Withdrawals	(250.271)	0.000
Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	0.000	250.271

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note F - Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31

Vanguard Wellesley Income Fund Admiral / Investor Class Non-qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	58,762.962	$23.68	$1,391,507	3.56%	0.85%	7.72%
2010	69,335.493	21.76	1,508,836	3.76%	0.85%	9.04%
2009	85,220.220	19.82	1,689,372	4.67%	0.85%	13.46%
2008	95,064.947	17.22	1,636,556	5.06%	0.85%	-11.46%
2007	81,153.314	19.25	1,562,018	4.27%	0.85%	4.92%

Vanguard Long-Term Corporate Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	10.197	$15.92	$162	7.40%	0.85%	15.71%
2010	10.197	13.70	140	6.67%	0.85%	9.63%
2009	10.197	12.48	127	7.46%	0.85%	7.46%
2008	10.197	11.57	118	3.65%	0.85%	-3.73%
2007	4,193.668	11.41	47,843	8.05%	0.85%	17.04%

Vanguard Long-Term Corporate Fund Admiral / Investor Class Non-qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	46,446.483	$16.21	$752,947	6.33%	0.85%	16.30%
2010	46,446.483	13.94	647,410	6.23%	0.85%	10.10%
2009	80,559.354	12.68	1,021,591	6.14%	0.85%	7.72%
2008	81,656.895	11.74	959,048	5.93%	0.85%	1.45%
2007	82,869.782	11.57	958,678	5.88%	0.85%	3.01%

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note F - Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)

Vanguard Windsor Fund Admiral / Investor Class Qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	21,683.034	$40.76	$883,891	1.53%	0.85%	-4.45%
2010	33,362.071	42.80	1,427,961	1.34%	0.85%	14.07%
2009	34,474.679	37.57	1,295,102	1.92%	0.85%	25.13%
2008	60,136.919	28.09	1,689,067	2.23%	0.85%	-51.53%
2007	67,693.215	48.04	3,252,169	2.75%	0.85%	-3.49%

Vanguard Windsor Fund Admiral / Investor Class Non-qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	338,484.401	$28.46	$9,633,074	1.61%	0.85%	-4.43%
2010	357,334.639	29.88	10,677,908	1.33%	0.85%	13.53%
2009	366,937.110	26.23	9,623,720	2.17%	0.85%	29.60%
2008	397,803.753	19.61	7,800,499	2.18%	0.85%	-49.18%
2007	472,562.193	33.54	15,850,196	2.60%	0.85%	-3.83%

Vanguard Wellington Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	1,895.109	$30.15	$57,134	2.98%	0.85%	2.98%
2010	1,895.109	29.28	55,483	2.91%	0.85%	9.79%
2009	1,895.109	26.62	50,440	3.42%	0.85%	19.48%
2008	1,895.109	21.97	41,631	3.55%	0.85%	-25.40%
2007	1,895.109	28.51	54,035	3.47%	0.85%	7.98%

Vanguard Wellington Fund Admiral / Investor Class Non-qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	120,407.286	$25.26	$3,041,706	3.04%	0.85%	3.16%
2010	124,122.540	24.51	3,042,187	2.95%	0.85%	9.36%
2009	139,892.838	22.26	3,114,288	3.47%	0.85%	18.70%
2008	146,439.049	18.35	2,687,383	3.72%	0.85%	-25.63%
2007	139,266.077	23.80	3,314,624	3.64%	0.85%	7.16%

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note F - Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)

Vanguard Morgan Growth Fund Admiral / Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	3,355.965	$28.89	$96,954	0.69%	0.85%	-3.23%
2010	3,355.965	29.85	100,186	0.74%	0.85%	17.91%
2009	3,355.965	25.33	84,997	0.89%	0.85%	26.02%
2008	4,948.697	18.74	92,735	1.03%	0.85%	-50.35%
2007	5,050.756	32.21	162,703	2.93%	0.85%	9.83%

Vanguard Morgan Growth Fund Admiral / Investor Class Non-qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	54,431.535	$21.16	$1,151,861	0.73%	0.85%	-4.32%
2010	46,918.577	21.87	1,025,980	0.73%	0.85%	17.24%
2009	46,918.577	18.55	870,431	0.98%	0.85%	28.42%
2008	51,282.999	13.73	703,927	1.01%	0.85%	-49.74%
2007	53,722.618	23.60	1,267,642	2.93%	0.85%	9.69%

Vanguard Prime Money Market Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	10,679.138	$4.61	$49,207	0.05%	0.85%	-0.59%
2010	16,563.685	4.64	76,937	0.06%	0.85%	-0.79%
2009	16,634.135	4.68	77,876	0.54%	0.85%	-0.31%
2008	17,067.455	4.70	80,156	2.75%	0.85%	2.01%
2007	50,533.611	4.61	232,882	5.02%	0.85%	4.18%

Vanguard Prime Money Market Fund Investor Class Non-qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011	354,277.822	$4.61	$1,632,426	0.05%	0.85%	-0.80%
2010	357,210.825	4.64	1,659,215	0.06%	0.85%	-0.79%
2009	397,853.524	4.68	1,862,636	0.54%	0.85%	-0.30%
2008	424,251.084	4.70	1,992,468	2.72%	0.85%	1.88%
2007	478,361.193	4.61	2,204,507	5.06%	0.85%	4.21%

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note F - Summary of units outstanding, unit values, expenses and total return for each of the three years in the period ended December 31 (continued)

Federal Life Equity Portfolio

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011 **	0.000	$0.000	$0	0.47%	0.50%	1.70%
2010	741.469	12.533	9,293	1.74%	0.50%	17.10%
2009 *	741.469	10.756	7,976	5.33%	0.50%	7.65%

Federal Life Fixed Income Portfolio

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Net Assets	Total Return
2011 **	0.000	$0.000	$0	2.78%	0.50%	2.98%
2010	250.271	10.574	2,646	3.28%	0.50%	6.37%
2009 *	250.271	9.991	2,500	3.36%	0.50%	0.00%

*	The funds commenced operations on 10/31/09.
**	The funds abandoned registration on 6/30/11.

See notes to financial statements

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note G - Fair Value Measurements

Generally accepted accounting principles in the United States of America (GAAPUSA) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAPUSA, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.

GAAPUSA describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.

The Fund’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values.

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.

Level 3 - Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily Net Asset Value (NAV), based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

Federal Life Variable Annuity Account A

Notes to Financial Statements (continued)

December 31, 2011

Note G - Fair Value Measurements (continued)

The following table presents information about the Account’s assets measured at fair value on a recurring basis as of December 31, 2011 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets:
Vanguard Wellesley Income Fund Admiral class nonqualified	$1,400,046	$—	$—	$1,400,046
Vanguard Long-Term Corporate Fund Investor class qualified	197	—	—	197
Vanguard Long-Term Corporate Fund Admiral class nonqualified	751,067	—	—	751,067
Vanguard Windsor Fund Admiral class qualified	1,288,789	—	—	1,288,789
Vanguard Windsor Fund Admiral class nonqualified	9,658,560	—	—	9,658,560
Vanguard Wellington Fund Investor class qualified	57,237	—	—	57,237
Vanguard Wellington Fund Admiral class nonqualified	3,052,198	—	—	3,052,198
Vanguard Morgan Growth Fund Admiral class qualified	97,841	—	—	97,841
Vanguard Morgan Growth Fund Admiral class nonqualified	1,152,380	—	—	1,152,380
Vanguard Prime Money Market Fund Investor class qualified	50,537	—	—	50,537
Vanguard Prime Money Market Fund Investor class nonqualified	1,638,574	—	—	1,638,574

Total Assets	$19,147,426	$—	$—	$19,147,426

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.

Report of Independent Registered Public Accounting Firm

To the Contract Owners and Board of Directors of

Federal Life Variable Annuity Account A

We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A ((the Account) comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund and the Vanguard Prime Money Market Fund) as of December 31, 2011, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of Federal Life Variable Annuity Account A as of and for the year ended December 31, 2010 were audited by other auditors whose report dated February 25, 2011 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

WWW.JLCO.COM

FLORIDA  •  GEORGIA  •  ILLINOIS  •  NEW JERSEY  •  NORTH CAROLINA  •  SOUTH CAROLINA  •  VERMONT  •  VIRGINIA

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the Federal Life Variable Annuity Account A as of December 31, 2011, and the results of their operations and changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Arlington Heights, Illinois

February 22, 2012

Report of Independent Registered Public Accounting Firm

on Internal Control Required by SEC under Form N-SAR

Board of Directors

Federal Life Variable Annuity Account A

(A Wholly Owned Subsidiary of Federal Life Insurance Company) (Mutual)

In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account), a wholly owned subsidiary of Federal Life Insurance Company (Mutual), as of and for the year ended December 31, 2011, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related cost of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.

WWW.JLCO.COM

FLORIDA  •  GEORGIA  •  ILLINOIS  •  NEW JERSEY  •  NORTH CAROLINA  •  SOUTH  CAROLINA  •  VERMONT   •  VIRGINIA

Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operations, including controls over safeguarding securities that we consider to be a material weakness as defined above as of December 31, 2011.

The report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Arlington Heights, Illinois

February 22, 2012